Operating lease liabilities (Lease Term and Discount Rate) (Details)	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease term:
- Operating leases	5 years 6 months	5 years 10 months 17 days
Weighted-average discount rate
- Operating leases	6.69%	6.63%